DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2019
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES
DISPOSITION OF BUSINESSES

a)	Disposition of Australian District Energy Operation
In November 2019, Brookfield Infrastructure completed the sale of its wholly-owned district energy business in Australia. The Australian district energy business was previously included in the energy operating segment and was sold to a third party for net proceeds of $277 million. After recognizing our share of earnings and foreign currency translation until the date of sale, the partnership’s carrying value of the operation was $215 million. On disposition of the business, the partnership recognized a gain of $62 million in the Consolidated Statement of Operating Results, net of transaction costs of $5 million. As a result of the disposition, accumulated revaluation surplus of $12 million (net of tax) was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Net losses of $35 million relating to foreign currency translation and net investment hedges were reclassified from accumulated other comprehensive income to other (expense) income on the Consolidated Statement of Operating Results.

b)	Partial Disposition of our Interest in Chilean Toll Road Business
On February 7, 2019, Brookfield Infrastructure completed the sale of a 17% interest in its Chilean toll road business for total after-tax proceeds of $365 million. Proceeds included a $200 million distribution from a local financing completed at the business prior to the sale of our interest. Our partnership received $165 million. Brookfield Infrastructure retained control over the business subsequent to the sale. As a result of the disposition, a gain of $354 million (net of taxes) was recognized directly in equity. Net losses of $38 million relating to foreign currency translation and net investment hedges were reclassified from accumulated other comprehensive income directly to retained earnings (deficit) on the Consolidated Statements of Partnership Capital.

c)	Disposition of Chilean Electricity Transmission Operation
On March 15, 2018, Brookfield Infrastructure sold its 27.8% interest in a Chilean electricity transmission operation, ETC Transmission Holdings, S.L. (ETC Holdings), the parent company of Transelec S.A. The Chilean electricity transmission operation was previously included in the utilities operating segment and was sold to a third party for total proceeds of $1.3 billion. After recognizing our share of earnings and foreign currency translation until March 15, 2018, the partnership’s carrying value of ETC Holdings was $951 million. On disposition of the business, the partnership recognized a gain of $338 million in the Consolidated Statement of Operating Results, net of transaction costs of $11 million, along with the associated income tax expense of $129 million. As a result of the disposition, accumulated revaluation surplus of $641 million (net of tax) was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within other (expense) income on the Consolidated Statements of Partnership Capital. Accumulated other comprehensive losses of $35 million were reclassified to share of earnings (losses) from associates and joint ventures on the Consolidated Statement of Operating Results.